SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Remainder of fiscal year	$ 186,849	$ 186,849
Year one	191,903	249,132
Year two		191,903
Imputed Interest	(14,047)	(19,792)
Net Lease Liability	364,709	421,243
Net Lease Liability	$ 364,709	$ 421,243